UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007 (unaudited)         (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace &           EUR    2,000,000  Bombardier, Inc., 6.939% due 11/15/2013 (b)(h)                               $   2,825,657
Defense - 2.7%        USD    3,500,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                               3,591,875
                                                                                                                     -------------
                                                                                                                         6,417,532
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.3%            2,700,000  AutoNation, Inc., 7.356% due 4/15/2013 (b)                                       2,727,000
                                60,000  Ford Motor Co., 7.45% due 7/16/2031                                                 49,350
                               210,000  Ford Motor Credit Co., 5.80% due 1/12/2009                                         206,834
                             1,340,000  Ford Motor Credit Co., 8.11% due 1/13/2012 (b)                                   1,346,531
                             2,500,000  Ford Motor Credit Co., 9.81% due 4/15/2012 (b)                                   2,700,077
                             1,000,000  The Goodyear Tire & Rubber Co., 9.14%
                                        due 12/01/2009 (b)(h)                                                            1,002,500
                               530,000  The Goodyear Tire & Rubber Co., 8.625%
                                        due 12/01/2011 (h)                                                                 572,400
                               660,000  Lear Corp., 8.75% due 12/01/2016                                                   633,600
                               460,000  Titan International, Inc., 8% due 1/15/2012                                        473,800
                               355,000  United Auto Group, Inc., 7.75% due 12/15/2016 (h)                                  358,550
                                                                                                                     -------------
                                                                                                                        10,070,642
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.3%          3,000,000  Canadian Satellite Radio Holdings, Inc., 12.75%
                                        due 2/15/2014 (h)                                                                3,067,500
                               500,000  LIN Television Corp. Series B, 6.50% due 5/15/2013                                 505,000
                               875,000  Paxson Communications Corp., 8.757%
                                        due 1/15/2012 (b)(h)                                                               893,594
                             1,375,000  Umbrella Acquisition, 9.75% due 3/15/2015 (e)(h)                                 1,423,125
                             1,120,000  XM Satellite Radio, Inc., 9.871% due 5/01/2013 (b)                               1,101,800
                             3,040,000  Young Broadcasting, Inc., 10% due 3/01/2011                                      3,093,200
                                                                                                                     -------------
                                                                                                                        10,084,219
----------------------------------------------------------------------------------------------------------------------------------
Cable -                      3,725,000  NTL Cable Plc, 9.125% due 8/15/2016                                              4,050,938
International - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 3.3%          3,000,000  Cablevision Systems Corp. Series B, 9.82%
                                        due 4/01/2009 (b)                                                                3,176,250
                             3,195,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (b)                                 3,414,656
                               995,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (b)                                  1,017,388
                                                                                                                     -------------
                                                                                                                         7,608,294
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.4%               440,000  American Pacific Corp., 9% due 2/01/2015 (h)                                       443,850
                             1,000,000  Hexion US Finance Corp., 9.86% due 11/15/2014 (b)(h)                             1,045,000
                               400,000  Innophos Holdings, Inc., 9.50% due 4/15/2012 (h)                                   408,000
                               420,000  MacDermid, Inc., 9.50% due 4/15/2017 (h)                                           443,100
                               310,000  Momentive Performance Materials, Inc., 10.125%
                                        due 12/01/2014 (e)(h)                                                              323,950
                             3,305,000  Nova Chemicals Corp., 8.484% due 11/15/2013 (b)                                  3,354,575
                             2,000,000  PolyOne Corp., 6.89% due 9/22/2008                                               1,960,000
                                                                                                                     -------------
                                                                                                                         7,978,475
----------------------------------------------------------------------------------------------------------------------------------
Consumer -                     200,000  Simmons Bedding Co., 7.875% due 1/15/2014                                          204,000
Durables - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Consumer -                   3,425,000  Ames True Temper, Inc., 9.36% due 1/15/2012 (b)                                  3,493,500
Non-Durables - 2.9%          4,000,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                     3,200,000
                                                                                                                     -------------
                                                                                                                         6,693,500
----------------------------------------------------------------------------------------------------------------------------------
Diversified                     80,000  Affinion Group, Inc., 10.125% due 10/15/2013                                        87,600
Media - 2.4%                   240,000  Affinion Group, Inc., 11.50% due 10/15/2015                                        268,200
                             5,000,000  Universal City Florida Holding Co. I, 10.106%                                    5,162,500
                                        due 5/01/2010 (b)
                                                                                                                     -------------
                                                                                                                         5,518,300
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration           700,000  Stone Energy Corp., 8.106% due 7/15/2010 (b)(h)                                    700,000
& Production - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Energy -                       850,000  Aleris International, Inc., 9% due 12/15/2014 (e)(h)                               885,558
Other - 3.4%                 3,000,000  Ocean RIG ASA, 9.35% due 4/04/2011 (b)                                           2,992,500

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                      USD    4,000,000  Parker Drilling Co., 10.11% due 9/01/2010 (b)                                $   4,080,000
                                                                                                                     -------------
                                                                                                                         7,958,058
----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.2%               490,000  USI Holdings Corp., 9.23% due 11/15/2014 (b)(h)                                    491,225
----------------------------------------------------------------------------------------------------------------------------------
Food &                         200,000  Swift & Co., 12.50% due 1/01/2010                                                  209,000
Tobacco - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.5%                  375,000  Galaxy Entertainment Finance Co. Ltd., 9.875%
                                        due 12/15/2012 (h)                                                                 407,813
                               800,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (h)               832,000
                               305,000  Snoqualmie Entertainment Authority, 9.15%
                                        due 2/01/2014 (b)(h)                                                               311,863
                               975,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (h)                            984,750
                             1,000,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (h)                            1,063,750
                                                                                                                     -------------
                                                                                                                         3,600,176
----------------------------------------------------------------------------------------------------------------------------------
Healthcare - 2.3%            1,500,000  Angiotech Pharmaceuticals, Inc., 9.11%
                                        due 12/01/2013 (b)                                                               1,560,000
                             2,000,000  Elan Finance Plc, 9.36% due 11/15/2011 (b)                                       2,040,000
                             1,075,000  HealthSouth Corp., 11.418% due 6/15/2014 (b)(h)                                  1,171,750
                               300,000  Universal Hospital Services, Inc., 8.50%
                                        due 6/01/2015 (e)(h)                                                               306,306
                               280,000  Universal Hospital Services, Inc., 8.759%
                                        due 6/01/2015 (b)(h)                                                               284,200
                                                                                                                     -------------
                                                                                                                         5,362,256
----------------------------------------------------------------------------------------------------------------------------------
Housing - 7.9%               2,500,000  CPG International I, Inc., 12.117% due 7/01/2012 (b)                             2,584,375
                               920,000  Esco Corp., 9.235% due 12/15/2013 (b)(h)                                           956,800
                             1,607,000  Goodman Global Holding Co., Inc., 8.36%
                                        due 6/15/2012 (b)                                                                1,625,079
                             2,025,000  Masonite Corp., 11% due 4/06/2015 (h)                                            1,913,625
                             1,430,000  Realogy Corp., 10.50% due 4/15/2014 (h)                                          1,435,363
                             6,260,000  Realogy Corp., 11% due 4/15/2014 (e)(h)                                          6,228,700
                             2,580,000  Realogy Corp., 12.375% due 4/15/2015 (h)                                         2,515,500
                             1,250,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                              1,137,500
                                                                                                                     -------------
                                                                                                                        18,396,942
----------------------------------------------------------------------------------------------------------------------------------
Hybrid - 0.6%                1,350,000  North Street Referenced Linked Notes                                             1,350,000
                                        Series 2005-8A Class D, 19.86% due 6/15/2041 (b)(h)
----------------------------------------------------------------------------------------------------------------------------------
Information                     60,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                         58,875
Technology - 4.9%              135,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                        141,412
                               650,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(e)(h)                                 609,304
                               200,000  Compagnie Generale de Geophysique-Veritas,
                                        7.75% due 5/15/2017                                                                211,000
                             2,670,000  Freescale Semiconductor, Inc., 9.125%
                                        due 12/15/2014 (e)(h)                                                            2,643,300
                             2,810,000  Freescale Semiconductor, Inc., 9.23%
                                        due 12/15/2014 (b)(h)                                                            2,813,512
                               300,000  Nortel Networks Ltd., 9.606% due 7/15/2011 (b)(h)                                  323,250
                               115,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                            111,838
                             1,410,000  Spansion, Inc., 8.485% due 6/01/2013 (b)(h)                                      1,427,625
                             2,000,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015 (h)                             2,187,500
                               945,414  UGS Capital Corp. II, 10.348% due 6/01/2011 (e)(h)                                 971,413
                                                                                                                     -------------
                                                                                                                        11,499,029
----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.4%                 945,000  Travelport, Inc., 9.985% due 9/01/2014 (b)(h)                                      980,438
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.5%  USD    4,000,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (b)(h)                               $   4,130,000
                               800,000  Jarden Corp., 7.50% due 5/01/2017                                                  816,000
                             1,250,000  NXP BV, 8.106% due 10/15/2013                                                    1,287,500
                               710,000  NXP BV, 9.50% due 10/15/2015                                                       734,850
                               440,000  RBS Global, Inc., 9.50% due 8/01/2014                                              473,000
                               505,000  RBS Global, Inc., 8.875% due 9/01/2016                                             526,463
                             2,385,000  Trimas Corp., 9.875% due 6/15/2012                                               2,495,306
                                                                                                                     -------------
                                                                                                                        10,463,119
----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 3.1%         3,010,000  Freeport-McMoRan Copper & Gold, Inc., 8.564%
                                        due 4/01/2015 (b)                                                                3,171,787
                             2,300,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                             2,440,875
                             1,425,000  RathGibson, Inc., 11.25% due 2/15/2014                                           1,510,500
                                                                                                                     -------------
                                                                                                                         7,123,162
----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.2%                60,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                                  61,500
                             3,175,000  Berry Plastics Holding Corp., 9.23% due 9/15/2014 (b)                            3,250,406
                             1,570,000  Packaging Dynamics Finance Corp., 10%
                                        due 5/01/2016 (h)                                                                1,585,700
                             2,750,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                      2,612,500
                                                                                                                     -------------
                                                                                                                         7,510,106
----------------------------------------------------------------------------------------------------------------------------------
Paper - 11.3%                5,000,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)                              4,712,500
                             3,000,000  Ainsworth Lumber Co. Ltd., 9.249% due 10/01/2010 (b)                             2,460,000
                             1,500,000  Ainsworth Lumber Co. Ltd., 9.499% due 4/01/2013 (b)                              1,155,000
                             2,000,000  Boise Cascade LLC, 8.231% due 10/15/2012 (b)                                     2,000,000
                      EUR    1,000,000  Lecta SA, 6.431% due 2/15/2014 (b)(h)                                            1,364,052
                             1,000,000  Lecta SA, 7.806% due 2/15/2014                                                   1,338,823
                      USD    3,000,000  NewPage Corp., 11.606% due 5/01/2012 (b)                                         3,333,750
                             5,000,000  Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                                   5,137,500
                               780,000  Smurfit-Stone Container Enterprises, Inc., 8%
                                        due 3/15/2017 (h)                                                                  785,850
                             4,000,000  Verso Paper Holdings LLC, 9.106% due 8/01/2014 (b)(h)                            4,120,000
                                                                                                                     -------------
                                                                                                                        26,407,475
----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                  590,000  Buffets, Inc., 12.50% due 11/01/2014                                               601,800
                               210,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (h)                                     208,162
                               210,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (h)                                    205,537
                             1,670,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (e)(h)                      1,643,653
                             1,190,000  Michaels Stores Inc., 10% due 11/01/2014 (h)                                     1,285,200
                             3,470,000  Michaels Stores Inc., 11.375% due 11/01/2016 (h)                                 3,834,350
                               870,000  Rite Aid Corp., 9.375% due 12/15/2015 (h)                                          874,350
                                                                                                                     -------------
                                                                                                                         8,653,052
----------------------------------------------------------------------------------------------------------------------------------
Service - 1.5%               1,000,000  Neff Rental LLC, 11.25% due 6/15/2012                                            1,160,000
                               330,000  PNA Intermediate Holding Corp., 12.36%
                                        due 2/15/2013 (b)(h)                                                               336,600
                             1,300,000  Sally Holdings LLC, 10.50% due 11/15/2016 (h)                                    1,347,125
                               240,000  Yankee Acquisition Corp., 8.50% due 2/15/2015                                      245,400
                               435,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                                      444,788
                                                                                                                     -------------
                                                                                                                         3,533,913
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -  EUR      500,000  Nordic Telephone Co. Holdings ApS, 8.352%                                          692,118
1.5%                                    due 5/01/2016 (b)(h)

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                      USD      800,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (h)                  $     867,000
                             2,000,000  Qwest Communications International, Inc., 8.86% due 2/15/2009 (b)                2,025,000
                                                                                                                     -------------
                                                                                                                         3,584,118
----------------------------------------------------------------------------------------------------------------------------------
Transportation -             1,000,000  Atlantic Express Transportation Corp., 12.609%
1.4%                                    due 4/15/2012 (b)(h)                                                               997,500
                               500,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (h)                           530,625
                             1,820,000  St. Acquisition Corp., 13.107% due 5/15/2015 (b)(h)                              1,765,400
                                                                                                                     -------------
                                                                                                                         3,293,525
----------------------------------------------------------------------------------------------------------------------------------
Utility - 0.7%               1,570,000  NSG Holdings LLC, 7.75% due 12/15/2025 (h)                                       1,652,425
----------------------------------------------------------------------------------------------------------------------------------
Wireless              EUR      357,431  BCM Ireland Preferred Equity Ltd., 10.597%
Communications -                        due 2/15/2017 (e)(h)                                                               495,370
4.8%                  USD    3,000,000  Centennial Communications Corp., 11.099%
                                        due 1/01/2013 (b)                                                                3,153,750
                             1,650,000  Cricket Communications, Inc., 9.375% due 11/01/2014                              1,749,000
                             1,070,000  Digicel Group Ltd., 8.875% due 1/15/2015 (h)                                     1,060,637
                             2,245,000  Digicel Group Ltd., 9.125% due 1/15/2015 (e)(h)                                  2,205,712
                               650,000  FiberTower Corp., 9% due 11/15/2012 (a)(h)                                         692,250
                               380,000  iPCS, Inc., 7.48% due 5/01/2013 (b)(h)                                             380,950
                               525,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                                  515,014
                               985,000  West Corp., 11% due 10/15/2016                                                   1,066,263
                                                                                                                     -------------
                                                                                                                        11,318,946
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Bonds                                                          192,712,865
                                        (Cost - $190,224,731) - 82.4%
----------------------------------------------------------------------------------------------------------------------------------

                                  Face
                                Amount  Floating Rate Loan Interests (g)
----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                  2,000,000  Standard Aero Holdings Term Loan, 7.57%-7.59%                                    2,000,000
Defense - 0.9%                          due 8/24/2012
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%              1,000,000  US Airways Group, Inc. Term Loan B, 7.85% due 3/22/2014                          1,005,938
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.9%              357,702  Intermet Corp. First Lien Term Loan, 10.34% due 11/08/2010                         302,854
                               518,519  Intermet Corp. Letter of Credit, 10.20% due 11/08/2010                             439,013
                                86,538  Metaldyne Corp. Letter of Credit, 8.92%-9.10% due 1/15/2012                         87,224
                               588,462  Metaldyne Corp. Term Loan B, 9.10% due 1/15/2014                                   593,120
                               800,000  Navistar International Transportation Corp., Revolving Credit,
                                        5.22%-8.610% due 6/30/2012                                                         810,666
                             2,200,000  Navistar International Transportation Corp., Term Loan, 8.61% due 6/30/2012      2,229,333
                             2,250,000  Visteon Corp. Term Loan B, 8.38% due 6/13/2013                                   2,263,831
                                                                                                                     -------------
                                                                                                                         6,726,041
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.4%          1,500,000  Cebridge Term Loan, 7.34%-7.36% due 11/05/2013                                   1,500,843
                             2,000,000  Ellis Communications Term Loan, 10% due 12/30/2011                               1,995,000
                             1,000,000  NEP Supershooters, LP Term Loan B, 7.60% due 2/13/2014                           1,005,313
                             1,000,000  Persona Communications Second Lien Term Loan, 11.373% due 4/30/2014              1,014,375
                                                                                                                     -------------
                                                                                                                         5,515,531
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Floating Rate Loan Interests (g)                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 3.7%   USD      300,000  Cequel Communications LLC First Lien Term Loan, 7.61% due 11/05/2013         $     300,169
                             2,000,000  Cequel Communications LLC Second Lien Term Loan, 9.856% due 5/04/2014            2,063,126
                             1,724,137  Cequel Communications LLC Term Loan B, 7.61% due 11/05/2013                      1,725,106
                             1,000,000  Charter Communications, Inc. Term Loan B, 7.32% due 4/30/2014                      999,938
                             3,500,000  Insight Midwest Holdings LLC Delay Draw Term Loan, 7.35% due 4/03/2014           3,522,148
                                                                                                                     -------------
                                                                                                                         8,610,487
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%      GBP    1,000,000  Viridian Group Plc Term Loan, 7.729%-9.43% due 12/21/2012                        1,997,091
                      USD    3,000,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                       2,755,713
                                                                                                                     -------------
                                                                                                                         4,752,804
----------------------------------------------------------------------------------------------------------------------------------
Consumer -                     498,750  Evenflo Company, Inc. Term Loan, 7.82% due 2/15/2013                               503,114
Durables - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Consumer -            EUR      500,000  Culligan Finance Corp. 2nd Lien Term Loan, 8.609% due 4/24/2013                    672,775
Non-Durables - 1.1%   USD       80,548  Spectrum Brands Letter of Credit, 9.32% due 4/15/2013                               81,387
                               289,972  Spectrum Brands Term Loan B-1, 9.32% due 4/15/2013                                 292,992
                             1,629,480  Spectrum Brands Term Loan B-2, 9.32%-9.357% due 4/15/2013                        1,633,554
                                                                                                                     -------------
                                                                                                                         2,680,708
----------------------------------------------------------------------------------------------------------------------------------
Diversified                  1,150,000  Affinion Group Term Loan, 11.66% due 3/01/2012                                   1,150,000
Media - 4.3%                   523,688  Alix Partners Term Loan B, 7.61% due 10/30/2013                                    526,961
                             3,990,000  Idearc, Inc., Term Loan B, 7.35% due 11/15/2014                                  4,018,185
                             1,990,000  Nielsen Finance LLC Term Loan B, 7.607% due 8/09/2013                            2,005,548
                             1,000,000  Penton Media Term Loan, 7.57%-7.625% due 2/15/2013                               1,004,063
                             1,000,000  Penton Media Term Loan, 10.345% due 2/15/2014                                    1,007,500
                               286,312  Riverdeep Group Ltd. Bridge Loan, 11.55% due 12/21/2007                            286,312
                                                                                                                     -------------
                                                                                                                         9,998,569
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration         3,000,000  Frontier Drilling Term Loan B, 8.60% due 6/21/2013                               3,003,750
& Production - 1.9%            495,000  MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                                  498,480
                             1,000,000  Sandridge Energy Term Loan, 8.975% due 3/01/2014                                 1,030,000
                                                                                                                     -------------
                                                                                                                         4,532,230
----------------------------------------------------------------------------------------------------------------------------------
Energy -                       275,694  Alon USA, Inc. Delay Draw Term Loan, 7.57%-7.606%
Other - 2.9%                            due 6/22/2013                                                                      277,073
                             2,205,556  Alon USA, Inc. Term Loan B, 7.57%-7.606% due 6/22/2013                           2,216,583
                             1,000,000  Dresser, Inc. First Lien Term Loan, 7.86% due 5/15/2014                          1,007,875
                             3,000,000  Scorpion Drilling Ltd. Second Lien Term Loan, 13.605% due 5/05/2015              3,195,000
                                                                                                                     -------------
                                                                                                                         6,696,531
----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%             2,000,000  JG Wentworth Manufacturing Term Loan B, 7.60% due 4/15/2014                      2,002,500
----------------------------------------------------------------------------------------------------------------------------------
Food &                         197,524  Aramark Corp., Letter of Credit, 7.445% due 1/30/2014                              198,826
Tobacco - 3.8%               2,763,866  Aramark Corp., Term Loan B, 7.475% due 1/30/2014                                 2,782,082
                               500,000  Bolthouse Farms, Inc. Second Lien Term Loan, 10.85% due 12/01/2013                 505,834
                               186,684  Dole Food Co., Inc. Letter of Credit, 5.226% due 4/12/2013                         186,671

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Floating Rate Loan Interests (g)                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                      USD      415,838  Dole Food Co., Inc. Term Loan B, 7.438%-9.25% due 4/12/2013                  $     415,809
                               695,428  Dole Food Co., Inc. Term Loan C, 7.438%-9.25% due 3/31/2013                        695,380
                               692,442  Dole Food Co., Inc. Term Loan C, 7.438%-9.25% due 4/04/2013                        692,394
                               992,500  Quiznos LLC, First Lien Term Loan, 7.598% due 5/05/2013                            997,214
                             1,000,000  Quiznos LLC, Second Lien Term Loan, 11.10% due 11/05/2013                        1,004,750
                               500,000  Sturm Foods Inc. Term Loan, 7.938% due 1/30/2014                                   501,875
                             1,000,000  Sturm Foods Inc. Term Loan, 11.438% due 1/30/2014                                1,007,500
                                                                                                                     -------------
                                                                                                                         8,988,335
----------------------------------------------------------------------------------------------------------------------------------
Gaming - 2.3%                1,000,000  Edge-Star Partners LLC First Lien Term Loan, 9.375% due 11/18/2007               1,000,000
                               498,750  Great Canadian Gaming Corp. Term Loan B, 6.86% due 2/15/2014                       499,373
                               481,818  Green Valley Ranch Gaming LLC Term Loan, 7.32%-7.36% due 1/29/2012                 484,571
                               500,000  Green Valley Ranch Gaming LLC Term Loan, 8.61% due 1/29/2012                       503,438
                               800,000  Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                                   802,215
                               124,314  Venetian Macau US Finance Co. LLC Delay Draw Term Loan, 8.10% due 5/25/2012        124,800
                             2,000,000  Venetian Macau US Finance Co. LLC Term Loan B, 8.10% due 5/25/2013               2,016,590
                                                                                                                     -------------
                                                                                                                         5,430,987
----------------------------------------------------------------------------------------------------------------------------------
Healthcare - 1.7%              500,000  CCS Medical First Lien Term Loan, 8.60% due 10/31/2012                             499,766
                             2,000,000  Health Management Associates, Inc. Term Loan B, 7.10% due 1/15/2014              2,008,056
                             1,500,000  Pharmaceutical Technologies & Services (PTS) Term Loan, 7.60% due 4/15/2014      1,503,516
                                                                                                                     -------------
                                                                                                                         4,011,338
----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.5%               1,000,000  ARS Second Lien Term Loan, 12% due 4/17/2015                                       990,000
                             3,000,000  LNR Property Corp. Term Loan B, 8.11% due 7/12/2011                              3,011,787
                             1,876,179  Lake at Las Vegas Joint Venture Term Loan, 12% due 11/01/2009                    1,813,640
                                                                                                                     -------------
                                                                                                                         5,815,427
----------------------------------------------------------------------------------------------------------------------------------
Information                  1,638,379  Activant Solutions Term Loan B, 7.375% due 5/02/2013                             1,634,284
Technology - 6.5%            3,000,000  Aspect Software Second Lien Term Loan, 12.438% due 7/05/2012                     3,022,500
                               500,000  Audio Visual Services Corp. Second Lien Term Loan, 10.85% due 9/15/2014            501,875
                             1,000,000  Audio Visual Services Corp. Term Loan B, 7.60% due 3/15/2014                     1,005,000
                               973,460  ClientLogic Holding Corp. Term Loan B, 7.82%-7.855% due 1/30/2014                  978,328
                               500,000  Intergraph Corp. Term Loan, 11.36% due 11/15/2014                                  503,542
                             1,990,000  The Reynolds and Reynolds Co. First Lien Term Loan, 7.35% due 10/31/2012         2,002,081

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Floating Rate Loan Interests (g)                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                      USD    1,500,000  The Reynolds and Reynolds Co. Second Lien Term Loan, 10.85% due 10/31/2013   $   1,531,875
                             4,000,000  Sanmina-SCI Corp. Term Loan, 8.375% due 1/30/2008                                4,015,000
                                                                                                                     -------------
                                                                                                                        15,194,485
----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.3%               1,136,381  Easton-Bell Sports Inc. Term Loan B, 11.36% due 5/01/2012                        1,137,091
                             2,000,000  National Cinemedia LLC Term Loan B, 7.09% due 2/28/2015                          2,001,072
                                                                                                                     -------------
                                                                                                                         3,138,163
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.3%         1,500,000  Babcocks & Wilcox Letter of Credit, 5.25% due 2/22/2012                          1,507,500
                             1,000,000  Brand Energy Term Loan B, 7.625%-11.375% due 2/15/2015                           1,008,750
                               470,588  Foamex LP Term Loan, 7.57%-7.606% due 2/15/2013                                    469,485
                               500,000  Jason, Inc. Term Loan B, 7.82% due 4/30/2010                                       501,250
                               500,000  KIK Corp First Lien Term Loan, 7.61% due 5/30/2014                                 502,500
                             1,000,000  Mueller Water Products Term Loan B, 7.07% due 5/16/2014                          1,007,500
                               320,000  Rexnord Corp. Payment In Kind Term Loan, 11.598% due 3/02/2013                     311,600
                                                                                                                     -------------
                                                                                                                         5,308,585
----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.9%           828,947  Euramax International Plc Second Lien Term Loan, 13.35% due 6/29/2013              814,959
                             1,272,395  Euramax International Plc Tranche 3 Term Loan B, 8.375% due 6/29/2012            1,268,683
                             1,671,053  Euramax International Plc Tranche 4 Second Lien Term Loan, 13.35%
                                        due 6/29/2013                                                                    1,642,854
                                85,714  Wire Rope Corp. of America, Inc. Delayed Draw Term Loan, 7.598%
                                        due 1/30/2014                                                                       86,411
                               535,714  Wire Rope Corp. of America, Inc. Term Loan B, 7.57%-7.59% due 1/30/2014            540,067
                                                                                                                     -------------
                                                                                                                         4,352,974
----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.0%             1,567,095  Anchor Glass Container Corp. Term Loan B, 7.60%-7.61% due 5/03/2013              1,559,259
                             3,000,000  Graham Packaging Term Loan B, 7.625% due 4/15/2011                               3,023,124
                                                                                                                     -------------
                                                                                                                         4,582,383
----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.6%                1,000,000  Claire's Stores Term Loan B, 8.11% due 5/24/2014                                   995,313
                               399,000  PETCO Animal Supplies, Inc. Term Loan, 7.85%-7.855% due 10/31/2012                 402,277
                                                                                                                     -------------
                                                                                                                         1,397,590
----------------------------------------------------------------------------------------------------------------------------------
Service - 1.8%               1,605,957  Alliance Laundry Systems LLC Term Loan, 7.57%-7.61% due 1/27/2012                1,616,998
                               750,000  Brickman Group, Inc. Term Loan, 7.34%-7.399% due 1/30/2014                         751,875
                             1,725,712  NES Rentals Holdings, Inc. Term Loan C, 12.125% due 7/12/2013                    1,736,498
                                                                                                                     -------------
                                                                                                                         4,105,371
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                   748,125  McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                                    752,801
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications -           498,750  Kentucky Data Link Inc. Term Loan B, 7.57% due 2/28/2015                           500,620
0.2%
----------------------------------------------------------------------------------------------------------------------------------
Transportation -             1,000,000  Swift Transportation Co., Inc. Term Loan B, 8.375% due 5/15/2014                   997,625
0.4%
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Face
Industry                        Amount  Floating Rate Loan Interests (g)                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.2%        USD    3,000,000  Generac Portable Products, Inc. Second Lien Term Loan, 11.35% due 5/15/2014  $   2,867,499
----------------------------------------------------------------------------------------------------------------------------------
Wireless                       997,500  West Corp. Term Loan, 7.735% due 10/31/2013                                      1,004,981
Communications -             2,250,000  Wind Telecomunicazione Spa Term Loan B, 12.54% due 12/21/2011                    2,262,656
1.4%                                                                                                                 -------------
                                                                                                                         3,267,637
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Floating Rate Loan Interests
                                        (Cost - $125,717,089) - 53.8%                                                  125,736,273
----------------------------------------------------------------------------------------------------------------------------------

                                Shares
                                  Held  Common Stocks
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.1%           176,126  Medis Technologies Ltd. (d)                                                      2,573,201
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks  (Cost - $3,229,974) - 1.1%                                  2,573,201
----------------------------------------------------------------------------------------------------------------------------------

                                        Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration                54  EXCO Resources, Inc., 7% (a)                                                       540,000
& Production - 1.2%                221  EXCO Resources, Inc., 11%                                                        2,210,000
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Stocks (Cost - $2,750,000) - 1.2%                                2,750,000
----------------------------------------------------------------------------------------------------------------------------------

                            Beneficial
                              Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                      USD    2,422,621  BlackRock Liquidity Series, LLC
                                        Cash Sweep Series, 5.26% (c)(f)                                                  2,422,621
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost - $2,422,621) - 1.0%                                                       2,422,621
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $324,344,415*) - 139.5%                              326,194,960

                                        Liabilities in Excess of Other Assets - (39.5%)                                (92,297,432)
                                                                                                                     -------------
                                        Net Assets - 100.0%                                                          $ 233,897,528
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 323,909,977
                                                                  =============
      Gross unrealized appreciation                               $   6,409,011
      Gross unrealized depreciation                                  (4,124,028)
                                                                  -------------
      Net unrealized appreciation                                 $   2,284,983
                                                                  =============

(a)   Convertible security.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     ----------------------------------------------------------------------------------------------
                                                                       Net                 Interest
     Affiliate                                                      Activity                Income
     ----------------------------------------------------------------------------------------------
     BlackRock Liquidity Series, LLC Cash Sweep Series             $ 417,348               $183,904
     ----------------------------------------------------------------------------------------------

(d)   Non-income producing security.
(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)   Represents the current yield as of May 31, 2007.

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

(g) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major base lending rates are generally
      (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.
(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of May 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                              Settlement             Unrealized
      Foreign Currency Sold                      Date               Appreciation
      --------------------------------------------------------------------------
      EUR   4,936,000                         July 2007              $ 10,309
      GBP     600,000                         July 2007              $ 13,156
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $7,864,276)         $ 23,465
                                                                     ========

o     Swaps outstanding as of May 31, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
                                                                                             Notional           Appreciation
                                                                                              Amount           (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Novelis Inc. and receive 1.4%
      Broker, JPMorgan Chase
      Expires January 2008                                                                   USD 2,000,000        $   4,522
      Sold credit default protection on General Motors Corp. and receive 5.25%
      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2008                                                                      USD 3,000,000          109,125
      Sold credit default protection on Ford Motor Company and receive 4.2%
      Broker, Deutsche Bank AG London
      Expires March 2010                                                                     USD 4,000,000           75,404
      Sold credit default protection on ACES High Yield Index (10-13% Tranche)
      and receive 5.0% Broker, Morgan Stanley Capital Services Inc.
      Expires March 2010                                                                     USD 7,000,000          834,323
      Sold credit default protection on Pagesjaunes/
      Mediannuaire 2nd Lien and receive 2.1%
      Broker, Lehman Brothers Special Finance
      Expires March 2012                                                                     EUR 2,000,000           (3,207)
      Bought credit default protection on Smithfield Foods, Inc. and pay 1.52%
      Broker, Credit Suisse First Boston
      Expires March 2012                                                                     USD 1,000,000           (4,716)

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                                                                               Notional          Unrealized
                                                                                                Amount          Appreciation
      ----------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on BAA Ferovial Junior
      Term Loan and receive 2.0%
      Broker, Deutsche Bank AG London
      Expires June 2012                                                                       GBP  300,000      $       923
      Pay a fixed rate of 4.823% and receive a floating rate
      based on 3-month LIBOR
      Broker, JPMorgan Chase
      Expires January 2013                                                                 USD  20,000,000          613,601
      Pay a fixed rate of 4.853% and receive a floating rate based on
      3-month LIBOR
      Broker, Lehman Brothers Special Finance
      Expires March 2013                                                                   USD  31,000,000          781,825
      ----------------------------------------------------------------------------------------------------------------------
      Total                                                                                                     $ 2,411,800
                                                                                                                ===========

o     Currency Abbreviations:

      EUR     Euro
      GBP     British Pound
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Diversified Income Strategies Fund, Inc.

Date: July 24, 2007